Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000087836
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	13.52%	12.96%	9.85%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent	6.49%	18.55%	16.81%	12.92%
MSCI USA Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index
Average Annual Return, Percent	4.97%	13.69%	13.06%	9.97%